Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000020960 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%
C000020960 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.37%
C000020960 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
C000020960 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000020960 [Member] | General Electric Co DBA GE Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000020960 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000020960 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000020960 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000020960 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000020960 [Member] | Visa Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000020960 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.24%
C000020960 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.14%
C000020960 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
C000020960 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.27%
C000020960 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.94%
C000020960 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000020960 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000020960 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.79%
C000232236 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%
C000232236 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.37%
C000232236 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
C000232236 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000232236 [Member] | General Electric Co DBA GE Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000232236 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000232236 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000232236 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000232236 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000232236 [Member] | Visa Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000232236 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.24%
C000232236 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.14%
C000232236 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
C000232236 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.27%
C000232236 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.94%
C000232236 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000232236 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000232236 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.79%
C000020961 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
C000020961 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000020961 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000020961 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000020961 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000020961 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
C000020961 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000020961 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020961 [Member] | Starbucks Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000020961 [Member] | The Sherwin Williams Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000020961 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.23%
C000020961 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.37%
C000020961 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.78%
C000020961 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.83%
C000020961 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.56%
C000020961 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
C000020961 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000020961 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000232237 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
C000232237 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000232237 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000232237 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000232237 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000232237 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
C000232237 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000232237 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232237 [Member] | Starbucks Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000232237 [Member] | The Sherwin Williams Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000232237 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.23%
C000232237 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.37%
C000232237 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.78%
C000232237 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.83%
C000232237 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.56%
C000232237 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
C000232237 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000232237 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000020962 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%
C000020962 [Member] | Chipotle Mexican Grill Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000020962 [Member] | Cintas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000020962 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000020962 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000020962 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000020962 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000020962 [Member] | KKR And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000020962 [Member] | Palantir Technologies Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000020962 [Member] | CBRE Group Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000020962 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.12%
C000020962 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.87%
C000020962 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.73%
C000020962 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.07%
C000020962 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.45%
C000020962 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.11%
C000020962 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000020962 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000232238 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%
C000232238 [Member] | Chipotle Mexican Grill Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000232238 [Member] | Cintas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000232238 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000232238 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000232238 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000232238 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000232238 [Member] | KKR And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000232238 [Member] | Palantir Technologies Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232238 [Member] | CBRE Group Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000232238 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.12%
C000232238 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.87%
C000232238 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.73%
C000232238 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.07%
C000232238 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.45%
C000232238 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.11%
C000232238 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000232238 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000020963 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000020963 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000020963 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000020963 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000020963 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000020963 [Member] | SAP S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020963 [Member] | EssilorLuxottica S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000020963 [Member] | Nintendo Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020963 [Member] | Ferrari N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000020963 [Member] | Deutsche Telekom A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000020963 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.52%
C000020963 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.92%
C000020963 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.84%
C000020963 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.13%
C000020963 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000020963 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000020963 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000020963 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000020963 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	31.42%
C000020963 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.70%
C000020963 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.22%
C000020963 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.04%
C000020963 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	9.25%
C000020963 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	4.92%
C000020963 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.39%
C000020963 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	3.59%
C000020963 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.47%
C000020963 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	0.90%
C000020963 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.10%
C000020963 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.23%
C000232239 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000232239 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232239 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000232239 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000232239 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000232239 [Member] | SAP S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000232239 [Member] | EssilorLuxottica S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000232239 [Member] | Nintendo Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232239 [Member] | Ferrari N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000232239 [Member] | Deutsche Telekom A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000232239 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.52%
C000232239 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.92%
C000232239 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.84%
C000232239 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.13%
C000232239 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000232239 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000232239 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000232239 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000232239 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	31.42%
C000232239 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.70%
C000232239 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.22%
C000232239 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.04%
C000232239 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	9.25%
C000232239 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	4.92%
C000232239 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.39%
C000232239 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	3.59%
C000232239 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.47%
C000232239 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	0.90%
C000232239 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.10%
C000232239 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.23%
C000048905 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000048905 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
C000048905 [Member] | General Electric Co DBA GE Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000048905 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
C000048905 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000048905 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C000048905 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000048905 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.78%
C000048905 [Member] | SAP S E Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000048905 [Member] | ASML Holding N V NY Reg Shs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000048905 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.17%
C000048905 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.75%
C000048905 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.97%
C000048905 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
C000048905 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.85%
C000048905 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000048905 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000048905 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	51.15%
C000048905 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.71%
C000048905 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.00%
C000048905 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.72%
C000048905 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.27%
C000048905 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	5.03%
C000048905 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.71%
C000048905 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.15%
C000048905 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	0.97%
C000048905 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.29%
C000048905 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%
C000232240 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000232240 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
C000232240 [Member] | General Electric Co DBA GE Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000232240 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
C000232240 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000232240 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C000232240 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000232240 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.78%
C000232240 [Member] | SAP S E Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000232240 [Member] | ASML Holding N V NY Reg Shs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000232240 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.17%
C000232240 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.75%
C000232240 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.97%
C000232240 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
C000232240 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.85%
C000232240 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000232240 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000232240 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	51.15%
C000232240 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.71%
C000232240 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.00%
C000232240 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.72%
C000232240 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.27%
C000232240 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	5.03%
C000232240 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.71%
C000232240 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.15%
C000232240 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	0.97%
C000232240 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.29%
C000232240 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%